Oct. 22, 2021
PVC Contract Funds Prospectus
Principal Variable Contracts Funds, Inc.
Supplement dated October 22, 2021
to the Prospectus and Summary Prospectuses dated May 1, 2021
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR THE PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Principal Investment Strategies
Delete the second sentence of the first paragraph and replace with the following:
The Account's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
Delete the Target Allocations Over Time image and replace with the following:
SUMMARIES FOR THE FOLLOWING FUNDS

Principal LifeTime 2010
Principal LifeTime 2020
Principal LifeTime 2030
Principal LifeTime 2040
Principal LifeTime 2050
Principal LifeTime 2060
Principal Investment Strategies
Delete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account.
Delete the Target Allocations Over Time image and replace with the following:

PVC Contract Funds Prospectus | Principal LifeTime Strategic Income Account
SUMMARY FOR THE PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Principal Investment StrategiesDelete the second sentence of the first paragraph and replace with the following:
The Account's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
Delete the Target Allocations Over Time image and replace with the following:

PVC Contract Funds Prospectus | Principal LifeTime 2010
Principal LifeTime 2010
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account.
Delete the Target Allocations Over Time image and replace with the following:

PVC Contract Funds Prospectus | Principal LifeTime 2020
Principal LifeTime 2020
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account.
Delete the Target Allocations Over Time image and replace with the following:

PVC Contract Funds Prospectus | Principal LifeTime 2030
Principal LifeTime 2030
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account.
Delete the Target Allocations Over Time image and replace with the following:

PVC Contract Funds Prospectus | Principal LifeTime 2040
Principal LifeTime 2040
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account.
Delete the Target Allocations Over Time image and replace with the following:

PVC Contract Funds Prospectus | Principal LifeTime 2050
Principal LifeTime 2050
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account.
Delete the Target Allocations Over Time image and replace with the following:

PVC Contract Funds Prospectus | Principal LifeTime 2060
Principal LifeTime 2060
Principal Investment StrategiesDelete the second sentence of the fifth paragraph and replace with the following:
Approximately 10 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account.
Delete the Target Allocations Over Time image and replace with the following: